CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

28.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

		As at December 31
	Notes	2022	2023	2023
		RMB	RMB	US$
Current assets:
Cash		6,703	2,142	302
Prepayments and other current assets		3,420	3,186	449
Total current assets		10,123	5,328	751
Non-current assets:
Other non-current assets		719	—	—
Investments in subsidiaries and VIEs and subsidiaries of VIEs		2,135,384	750,869	105,756
Total non-current assets:		2,136,103	750,869	105,756
Total assets		2,146,226	756,197	106,507
Current liabilities:
Accrued liabilities and other payables		—	1,333	186
Convertible senior notes held by a related party-current	15, 22	522,744	106,240	14,964
Convertible senior notes held by third parties-current	15	77	78	11
Total current liabilities		522,821	107,651	15,161
Non-current liabilities:
Long-term payable due to subsidiaries		403,652	321,736	45,316
Convertible senior notes held by a related party		522,744	424,962	59,855
Total non-current liabilities		926,396	746,698	105,171
Total liabilities		1,449,217	854,349	120,332

		As at December 31
	Notes	2022	2023	2023
		RMB	RMB	US$
Shareholders’ equity
Class A ordinary shares (par value of US$0.01 per share as of December 31, 2022 and 2023; 1,858,134,053 shares authorized as of December 31, 2022 and 2023; 255,648,452 an 261,648,452 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	20	16,532	16,532	2,328
Class B ordinary shares (par value of US$0.01 per share as of December 31, 2022 and 2023; 94,075,249 shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively)	20	6,178	6,178	870
Class C ordinary shares (par value of US$0.01 per share as of December 31, 2022 and 2023; 47,790,698 shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively)	20	3,278	3,278	462
Treasury shares	20	—	(23,853)	(3,360)
Additional paid in capital		19,481,417	19,529,806	2,750,715
Accumulated deficit		(18,934,860)	(19,749,262)	(2,781,625)
Accumulated other comprehensive income		124,464	119,169	16,785
Total shareholders’ equity (deficit)		697,009	(98,152)	(13,825)
Total liabilities and shareholders’ equity (deficit)		2,146,226	756,197	106,507

28.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Condensed Statements of Comprehensive Income (Loss)

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(44,897)	(40,747)	(52,260)	(7,364)
Operating loss	(44,897)	(40,747)	(52,260)	(7,364)
Share of losses of subsidiaries and VIEs and subsidiaries of VIEs	(2,826,751)	(1,371,524)	(727,236)	(102,428)
Gain on disposal	3,213,599	—	—	—
Other income, net	—	17,329	—	—
Interest expense	(80,044)	(68,369)	(34,906)	(4,916)
Net income (loss) attributable to ordinary shareholders	261,907	(1,463,311)	(814,402)	(114,708)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	(44,298)	17,085	(5,295)	(746)
Comprehensive income (loss)	217,609	(1,446,226)	(819,697)	(115,454)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash used in operating activities	(111,208)	(119,115)	(95,847)	(13,500)
Net cash generated from investing activities	82,099	1,492,777	618,412	87,102
Net cash generated from (used in) financing activities	2,604	(1,373,764)	(527,126)	(74,244)
Net decrease in cash and cash equivalents	(26,505)	(102)	(4,561)	(642)
Cash and cash equivalents at beginning of the year	33,310	6,805	6,703	944
Cash and cash equivalents at end of the year	6,805	6,703	2,142	302

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and VIEs and subsidiaries of VIEs” and the subsidiaries’ and VIEs’ and subsidiaries of VIEs’ losses as “Share of losses of subsidiaries and VIEs and subsidiaries of VIEs” on the condensed statements of comprehensive income (loss).

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.